SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS:

a.	Regarding the agreement with a Mayne Pharma, see note 1.

b.
On April 1, 2025, the Company’s shareholders approved a reverse share split of all the Company’s outstanding ordinary shares at a ratio of between 2:1 and 10:1 at a special meeting of shareholders. On April 9, 2025, the Board of Directors approved a 1-for-10 reverse share split of the Company’s ordinary shares, which is expected to become effective on Friday, May 2, 2025. In conjunction with the reverse share split, pursuant to the amended articles of association, the par value of the Company’s ordinary shares will be adjusted from 0.1 NIS per share to 1.0 NIS per share, and the share capital will be adjusted from 50,000,000 to 5,000,000 ordinary shares. All references made to share or per share amounts in the consolidated financial statements and applicable disclosures herein, unless otherwise indicated, are presented on a pre-split basis. The following table provides pro forma loss per ordinary share, giving retroactive effect to the reverse share split:

	Year ended December 31,
	2022	2023	2024
	unaudited
BASIC AND DILUTED LOSS PER ORDINARY SHARE- PRO FORMA	(6.50)	(10.10)	(3.80)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE- PRO FORMA	2,312,872	2,708,708	2,785,762